Subsequent events (Details) $ / shares in Units, $ in Thousands				3 Months Ended
	May 04, 2021 $ / shares	Apr. 30, 2021 USD ($) MW	Apr. 07, 2021 USD ($) MW Grade	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business acquisition [Abstract]
Investments carried under the equity method				$ 111,798	$ 116,614
Subsequent Events [Member]
Dividends Approved [Abstract]
Dividend declaration date	May 04, 2021
Dividend approved (in dollars per share) | $ / shares	$ 0.43
Dividend approved expected date to be paid	Jun. 15, 2021
Coso [Member]
Business acquisition [Abstract]
Period of PPA				19 years
Coso [Member] | Subsequent Events [Member]
Business acquisition [Abstract]
Installed capacity | MW			135
Number of investment grade investments | Grade			3
Investments carried under the equity method			$ 130,000
Coso [Member] | Project Debt [Member] | Subsequent Events [Member]
Business acquisition [Abstract]
Investments carried under the equity method			40,000
Coso [Member] | Equity Investments [Member] | Subsequent Events [Member]
Business acquisition [Abstract]
Investments carried under the equity method			$ 130,000
Omers [Member] | Subsequent Events [Member]
Business acquisition [Abstract]
Installed capacity | MW		596
Investments carried under the equity method		$ 196,500
Percentage interest acquired		49.00%
Ownership interest		51.00%
Remaining period of PPA		5 years